Nature of Business and Organization (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	Apr. 01, 2022	Jul. 01, 2021	Dec. 18, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 24, 2020 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Apr. 15, 2021	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Nov. 30, 2020	Aug. 21, 2020
Nature of Business and Organization (Details) [Line Items]
Sale consideration	¥ 1	$ 0.1
Advertising services						On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively. On December 23, 2022, Viwotong Tech acquired 100% equity interests of Beijing Younike Information Technology Co., Ltd. (“Younike”), a provider of advertising services, for RMB 0. VIYI entered into the Business Combination and Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi, Venus Acquisition Corporation (“Venus”)), Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination. On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 39,603,961 ordinary shares to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Venus, which has changed its name to MicroAlgo Inc.
Term of agreement							10 years
Shenzhen Zhangshangkuyu Technology Ltd [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage	100.00%	100.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization (Details) [Line Items]
Equity outstanding percentage														58.00%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage					99.90%
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage					0.10%
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage															53.00%
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage											55.00%
Shenzhen Yitian [Member]
Nature of Business and Organization (Details) [Line Items]
Equity percentage			100.00%
ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage						34.10%			100.00%	100.00%
Exclusive Share Purchase Option Agreement [Member] | Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement							10 years
Business Combination [Member]
Nature of Business and Organization (Details) [Line Items]
Acquired description				On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).
Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Original shareholders percentage					17.90%
Equity interests percentage					17.90%
Equity interests rate percentage								99.00%
Shenzhen Kuxuanyou Technology Co Ltd [Member]
Nature of Business and Organization (Details) [Line Items]
Sale consideration	¥ 1
Shenzhen Kuxuanyou [Member]
Nature of Business and Organization (Details) [Line Items]
Sale consideration | $		$ 0.1
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests rate percentage								1.00%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Consideration value (in Yuan Renminbi)								¥ 1
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Consideration value (in Yuan Renminbi)								¥ 1
ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Investment									¥ 3,397,385	$ 23,527,570
TJ Zhongzheng [Member]
Nature of Business and Organization (Details) [Line Items]
Register capital												¥ 195,700,000	$ 30,000,000